FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /    (a)

             or fiscal year ending: 12/31/02   (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   Sentry Variable Life Account I
   B. File Number:       811-4327
   C. Telephone Number:  715-346-6000

2. A. Street: 1800 North Point Drive

   B. City: Stevens Point  C. State: WI  D. Zip Code: 54481  Zip Ext.:

   E. Foreign Country:     Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)  N


4. Is this the last filing on this form by Registrant? (Y/N)    N


5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)   Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending  12/31/02                            If filing more than one
File number 811-  4327                                 Page 47, "X" box:


UNIT INVESTMENT TRUSTS

111.   A.[/] Depositor Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


111.   A.[/] Depositor Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


112.   A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


112.   A.[/] Sponsor Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:

For period ending  12/31/02                           If filing more than one
File number 811-  4327                                Page 48, "X" box:


113.   A.[/] Trustee Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


113.   A.[/] Trustee Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


114.   A.[/] Principal Underwriter Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


114.   A.[/] Principal Underwriter Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

       [/] Foreign Country:               Foreign Postal Code:


115.   A.[/] Independent Public Accountant Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

         [/] Foreign Country:             Foreign Postal Code:


115.   A.[/] Independent Public Accountant Name:

       B.[/] File Number (If any)

       C.[/] City:        State:          Zip Code:                 Zip Ext.

       [/] Foreign Country:               Foreign Postal Code:

For period ending  12/31/02                            If filing more than one
File number 811-  4327                                 Page 49, "X" box:


116. Family of investment companies information:

      A.[/] Is Registrant part of a family of investment companies?(Y/N)    Y/N
      B.[/] Identify the family in 10 letters:
            ____ ____ ____ ____ ____ ____ ____ ____ ____ ____

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance company? (Y/N)  Y/N
           If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)                                Y/N

     C.[/] Scheduled premium variable life contracts? (Y/N)                 Y/N

     D.[/] Flexible premium variable life contracts? (Y/N)                  Y/N

     E.[/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                   Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121. [/] State the number of series for which a current prospectus was in existence at end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending  12/31/02                        If filing more than one
File number 811-  4327                             Page 50, "X" box:



123. [/] State the total value of the additional units considered
         in answering tem 122 ($000's omitted)                         $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted}                                               $

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                   $

126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series placed
         in the portfolio of a subsequent series) ($000's omitted)      $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of   Total Assets    Total Income
                                    Series      ($000's         Distribution
                                    Investing   omitted)       ($000's omitted)

A. U.S. Treasury direct issue

B. U.S. Government Agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent

F. All other corporate intermed.
   & long-term debt

G. All other corporate short-
   term debt

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers

I. Investment company equity
   securities

J. All other equity securities      1           $4,918          0

K. Other securities

L. Total assets of all series
   of registrant                                $4,918

For period ending  12/31/02                          If filing more than one
File number 811-  4327                               Page 51, "X" box:



128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                                     Y/N

        [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                 Y/N

         [If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
         129 derived from insurance or guarantees? (Y/N)                  Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                       $ 48

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

811-     811-     811-       811-      811-

This report is signed on behalf of the Registrant in the City of Stevens Point and State of Wisconsin on this 11th day of February, 2003.

                              SENTRY VARIABLE LIFE ACCOUNT I (Registrant)
                              SENTRY LIFE INSURANCE COMPANY (Depositor)


                              s/William M. O'Reilly
                                William M. O'Reilly, Secretary


WITNESS:

s/Sue Phillips